SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Accumulated depreciation	¥ 117,400	¥ 84,234
Depreciation expense	39,081	25,513	¥ 12,223
Interest cost capitalized	¥ 0	¥ 0	¥ 0
Furniture, fixtures and equipment | Minimum
PROPERTY AND EQUIPMENT
Estimated useful lives	3 years
Furniture, fixtures and equipment | Maximum
PROPERTY AND EQUIPMENT
Estimated useful lives	5 years
Electronic equipment | Minimum
PROPERTY AND EQUIPMENT
Estimated useful lives	3 years
Electronic equipment | Maximum
PROPERTY AND EQUIPMENT
Estimated useful lives	5 years
Vehicles | Minimum
PROPERTY AND EQUIPMENT
Estimated useful lives	4 years
Vehicles | Maximum
PROPERTY AND EQUIPMENT
Estimated useful lives	5 years